Commitments And Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Commitments And Contingent Liabilities [Abstract]
Schedule Of Future Minimum Rental Commitments
	Facilities	Motor vehicles	Total

2015	$4,519	$1,075	$5,594
2016	3,692	835	4,527
2017	3,398	797	4,195
2018	809	-	809
2019 and thereafter	538	-	538

	$12,956	$2,707	$15,663